11. Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments Abstract
Summary of the investees' financial statements and equity interest
Company	Equity			Capital increase	Dividends distributed	Other Comprehensive Income	Profit (loss) for the year
	2019	2018	2017	2019	2019	2019	2019	(*)	2018	2017

Sesamm	45,923	43,547	39,262	-	(2,042)	-	6,485	(2,067)	5,621	2,707
Águas de Andradina (i)	30,065	24,832	19,392	-	(2,038)	-	7,070	201	2,407	4,471
Águas de Castilho	7,242	6,084	4,880	-	(609)	-	1,648	119	1,001	933
Saneaqua Mairinque	4,783	5,720	4,327	-	(11)	(55)	(867)	(4)	(790)	390
Attend Ambiental	7,486	1,426	5,169	24,277	-	-	(17,781)	(436)	(3,743)	1,324
Aquapolo Ambiental	37,772	30,170	18,757	-	(8,681)	-	16,283	-	11,413	6,470
Paulista Geradora de Energia	7,144	7,625	8,447	-	-	-	(481)	-	(822)	(22)

Company	Investments		Capital increase	Dividends distributed	Other Comprehensive Income	Equity in the earnings of subsidiaries				Interest percentage
	2019	2018	2019	2019	2019	2019	(*)	2018	2017	2019	2018	2017

Sesamm	16,533	15,677	-	(735)	-	2,335	(744)	2,023	975	36%	36%	36%
Águas de Andradina	9,020	7,450	-	(611)	-	2,121	60	722	729	30%	30%	30%
Águas de Castilho	2,172	1,826	-	(183)	-	493	36	300	287	30%	30%	30%
Saneaqua Mairinque	1,434	1,716	-	(3)	(17)	(260)	(2)	(237)	71	30%	30%	30%
Attend Ambiental	3,369	642	10,925	-	-	(8,002)	(196)	(1,684)	560	45%	45%	45%
Aquapolo Ambiental	18,508	14,783	-	(4,254)	-	7,979	-	5,592	3,144	49%	49%	49%
Paulista Geradora de Energia	1,786	1,905	-	-	-	(119)	-	(206)	(6)	25%	25%	25%
Total	52,822	43,999	10,925	(5,786)	(17)	4,547	(846)	6,510	5,760
Other investments	365	588
Overall total	53,187	44,587

(*) Refer to changes in the equity of investees, as their financial statements for the year ended December 31, 2018 were issued, including some adjustments, after the Company’s financial statements.